Income Taxes	12 Months Ended
Apr. 30, 2023
Disclosure Of Income Taxes [Abstract]
Income Taxes [Text Block]

13.  Income Taxes

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of loss and comprehensive loss for the years ended April 30, 2023, and 2022:

	2023	2022
	$	$
Net loss before tax	(13,591,728)	(15,270,556)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery)	(3,669,767)	(4,123,050)
Change in deferred tax assets not recognized	10,505,857	3,225,494
Share issuance costs	(2,190,593)	(1,592,305)
Foreign exchange	(28,790)	(162,461)
Change in estimate	(5,911,480)	(221,471)
Tax effect of spinout	-	(461,450)
Non-deductible items and other	1,294,773	3,335,243
Total income tax expense (recovery)	-	-

The deferred taxes assets and liabilities reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. The recognized deferred tax liability and assets as at April 30, 2023 and 2022 are comprised of the following:

	2023	2022
	$	$
Non-capital loss carry forwards	1,351,294	3,596,896
Exploration and evaluation assets	(1,351,294)	(3,596,896)
Net deferred tax asset (liability)	-	-

The unrecognized deductible temporary differences as at April 30, 2023, and 2022 are comprised of the following:

	2023	2022
	$	$
Non-capital loss carryforwards	57,492,282	17,838,960
Property, plant, and equipment	234,193	14,653
Equity investments	560,057	-
Financing costs	11,740,967	2,001,529
Total unrecognized deductible temporary differences	70,027,498	19,855,142

The Company has non-capital loss carry forwards of approximately $57,492,282 (2022: $17,838,960) that are not recognized in these financial statements, which may be carried forward to apply against future income for Canadian and Mexican income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Expiry
$
2043	10,804,687
2042	6,534,759
2041	6,645,093
2040	2,620,179
2039	285,245
2038	52,151
2037	44,719
2036	72
2035	7,865
2034	11,861,375
2033	18,636,136
Total	57,492,282